Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed
			Summary		$100 Investment
	Summary		Compensation	Average	Based on:
	Compensation		Table Pay for	CAP to		Peer	GAAP
	Table Pay for	CAP to	Other	Other		Group	Net Income	EBITDA,
Year	CEO(1)(2)	CEO(3)(4)	NEOs(1)(2)	NEOs(3)(4)	TSR(5)	TSR(5)	(Loss)(6)	as Adjusted (6)
2025	$5,521,861	$7,601,962	$1,891,356	$2,273,827	$67.33	$81.15	$(168,061)	$189,376
2024	$9,179,792	$6,036,270	$2,743,847	$1,884,362	$58.46	$94.35	$(177,753)	$203,852
2023	$7,884,883	$5,090,731	$2,424,259	$1,805,189	$61.22	$77.65	$(91,709)	$253,172
2022	$7,884,144	$(1,035,693)	$2,534,133	$388,422	$65.22	$76.10	$98,986	$250,841
2021	$16,099,515	$7,359,471	$4,936,407	$2,882,484	$94.58	$122.00	$(89,725)	$259,998

(1)	For each year shown, the CEO was W. Matthew Kelly. For 2025, the other NEOs were M. Moina Banerjee, George L. Xanders, Evan Regan-Levine, and Steven A. Museles. For 2024 and 2023, the other NEOs were M. Moina Banerjee, Kevin "Kai" Reynolds, George L. Xanders, and
Steven A. Museles. For 2022, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin "Kai" Reynolds, and George L. Xanders. For 2021, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin "Kai" Reynolds, and Steven A. Museles.
(2)	The values reflected in this column reflect the "Total" compensation set forth in the SCT on page 59. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3)	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2025	$5,521,861	$(3,499,994)	$3,906,170	$1,319,222	$—	$58,473	$(185,135)	$481,365	$7,601,962
2024	$9,179,792	$(7,495,575)	$5,416,490	$(1,495,896)	$—	$(70,770)	$—	$502,229	$6,036,270
2023	$7,884,883	$(5,999,983)	$5,068,621	$(999,029)	$—	$(177,212)	$(1,037,819)	$351,270	$5,090,731
2022	$7,884,144	$(5,999,994)	$3,210,671	$(5,736,996)	$—	$(840,472)	$—	$446,954	$(1,035,693)
2021	$16,099,515	$(14,215,815)	$11,035,582	$(3,648,491)	$—	$(94,367)	$(2,226,061)	$409,108	$7,359,471

Other NEOs (Average)

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2025	$1,891,356	$(639,993)	$714,264	$223,115	$—	$9,683	$(23,489)	$98,891	$2,273,827
2024	$2,743,847	$(1,645,006)	$1,193,556	$(306,941)	$—	$(12,436)	$(209,393)	$120,735	$1,884,362
2023	$2,424,259	$(1,211,234)	$1,023,217	$(302,797)	$—	$(28,862)	$(180,489)	$81,095	$1,805,189
2022	$2,534,133	$(1,212,483)	$648,814	$(1,467,596)	$—	$(218,132)	$—	$103,686	$388,422
2021	$4,936,407	$(3,630,832)	$2,832,680	$(890,744)	$—	$(19,024)	$(441,401)	$95,398	$2,882,484

*	Reflects the dividends calculated on unvested awards as of the record dates in the year declared.
(4)	Calculated in accordance with FASB ASC Topic 718.
(5)	Reflects the cumulative TSR of the Company and FTSE Nareit Equity Office Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.
(6)	Amounts in thousands. See definition of EBITDA, as Adjusted, on page 41.

Company Selected Measure Name	EBITDA, as Adjusted
Named Executive Officers, Footnote
(1)	For each year shown, the CEO was W. Matthew Kelly. For 2025, the other NEOs were M. Moina Banerjee, George L. Xanders, Evan Regan-Levine, and Steven A. Museles. For 2024 and 2023, the other NEOs were M. Moina Banerjee, Kevin "Kai" Reynolds, George L. Xanders, and
Steven A. Museles. For 2022, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin "Kai" Reynolds, and George L. Xanders. For 2021, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin "Kai" Reynolds, and Steven A. Museles.

Peer Group Issuers, Footnote
(5)	Reflects the cumulative TSR of the Company and FTSE Nareit Equity Office Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 5,521,861	$ 9,179,792	$ 7,884,883	$ 7,884,144	$ 16,099,515
PEO Actually Paid Compensation Amount	$ 7,601,962	6,036,270	5,090,731	(1,035,693)	7,359,471
Adjustment To PEO Compensation, Footnote
(3)	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2025	$5,521,861	$(3,499,994)	$3,906,170	$1,319,222	$—	$58,473	$(185,135)	$481,365	$7,601,962
2024	$9,179,792	$(7,495,575)	$5,416,490	$(1,495,896)	$—	$(70,770)	$—	$502,229	$6,036,270
2023	$7,884,883	$(5,999,983)	$5,068,621	$(999,029)	$—	$(177,212)	$(1,037,819)	$351,270	$5,090,731
2022	$7,884,144	$(5,999,994)	$3,210,671	$(5,736,996)	$—	$(840,472)	$—	$446,954	$(1,035,693)
2021	$16,099,515	$(14,215,815)	$11,035,582	$(3,648,491)	$—	$(94,367)	$(2,226,061)	$409,108	$7,359,471

*	Reflects the dividends calculated on unvested awards as of the record dates in the year declared.

Non-PEO NEO Average Total Compensation Amount	$ 1,891,356	2,743,847	2,424,259	2,534,133	4,936,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,273,827	1,884,362	1,805,189	388,422	2,882,484
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation actually paid ("CAP") is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the "Stock Awards" column of the SCT for each year from the "Total" column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

Other NEOs (Average)

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2025	$1,891,356	$(639,993)	$714,264	$223,115	$—	$9,683	$(23,489)	$98,891	$2,273,827
2024	$2,743,847	$(1,645,006)	$1,193,556	$(306,941)	$—	$(12,436)	$(209,393)	$120,735	$1,884,362
2023	$2,424,259	$(1,211,234)	$1,023,217	$(302,797)	$—	$(28,862)	$(180,489)	$81,095	$1,805,189
2022	$2,534,133	$(1,212,483)	$648,814	$(1,467,596)	$—	$(218,132)	$—	$103,686	$388,422
2021	$4,936,407	$(3,630,832)	$2,832,680	$(890,744)	$—	$(19,024)	$(441,401)	$95,398	$2,882,484

*	Reflects the dividends calculated on unvested awards as of the record dates in the year declared.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures.  The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the section titled "Elements of Executive Compensation Program."

Most Important Financial Performance Measures
EBITDA, as Adjusted
Operating Portfolio NOI
Total Shareholder Return
Capital Recycling
Leasing Volume
Development Activities

Total Shareholder Return Amount	$ 67.33	58.46	61.22	65.22	94.58
Peer Group Total Shareholder Return Amount	81.15	94.35	77.65	76.1	122
Net Income (Loss)	$ (168,061,000)	$ (177,753,000)	$ (91,709,000)	$ 98,986,000	$ (89,725,000)
Company Selected Measure Amount	189,376,000	203,852,000	253,172,000	250,841,000	259,998,000
PEO Name	W. Matthew Kelly
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA, as Adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Portfolio NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Recycling
Measure:: 5
Pay vs Performance Disclosure
Name	Leasing Volume
Measure:: 6
Pay vs Performance Disclosure
Name	Development Activities
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,499,994)	$ (7,495,575)	$ (5,999,983)	$ (5,999,994)	$ (14,215,815)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,906,170	5,416,490	5,068,621	3,210,671	11,035,582
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,319,222	(1,495,896)	(999,029)	(5,736,996)	(3,648,491)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,473	(70,770)	(177,212)	(840,472)	(94,367)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,135)		(1,037,819)		(2,226,061)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,365	502,229	351,270	446,954	409,108
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(639,993)	(1,645,006)	(1,211,234)	(1,212,483)	(3,630,832)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	714,264	1,193,556	1,023,217	648,814	2,832,680
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,115	(306,941)	(302,797)	(1,467,596)	(890,744)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,683	(12,436)	(28,862)	(218,132)	(19,024)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,489)	(209,393)	(180,489)		(441,401)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 98,891	$ 120,735	$ 81,095	$ 103,686	$ 95,398